NATURE OF OPERATIONS (Details Textual)	1 Months Ended		12 Months Ended
	Apr. 13, 2018	Mar. 01, 2017	Dec. 31, 2018
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interest in joint operation		49.00%
Kennady North Project [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interest in joint operation	100.00%
Gahcho Kué Diamond Mine [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interests held by non-controlling interests			49.00%